Contracts in Progress - Schedule of Balance Sheets Under Following Captions (Q2) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Cost and estimated earnings in excess of billings	$ 641,014	$ 1,272,372	$ 718,984
Billings in excess of costs and estimated earnings on uncompleted contracts	(211,470)	(126,026)	(180,627)
Total	$ 429,544	$ 1,146,346	$ 538,357